COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
COMMITMENTS, CONTINGENCIES, AND GUARANTEES [Abstract]
Estimated costs to complete future remediation efforts	$ 3.5	$ 3.4
Loss contingency for a Canadian anti-dumping duty	2.3
Surety Bonds and Letters of Credit [Abstract]
Payment and performance bonds outstanding	20.1
Expiration period of surety bonds	2 years
Completed projects still under warranty	21.6
Outstanding letters of credit	28.7	31.3
Irrevocable letters of credit in favor of our insurers outstanding	18.9
Irrevocable letters of credit in favor of our industrial development revenue bonds outstanding	9.8
Approximate identification and removal of contaminants costs	0.6
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Outstanding purchase commitments on capital projects	$ 3.6